Cover Page	Aug. 26, 2020	Aug. 06, 2020
Cover [Abstract]
Entity Central Index Key		0001525287
Document Type	8-K
Document Period End Date	Aug. 26, 2020
Entity Registrant Name	SPRAGUE RESOURCES LP
Entity Incorporation, State or Country Code		DE
Entity File Number		001-36137
Entity Tax Identification Number		45-2637964
Entity Address, Address Line One		185 International Drive
Entity Address, City or Town		Portsmouth
Entity Address, State or Province		NH
Entity Address, Postal Zip Code		03801
City Area Code		800
Local Phone Number		225-1560
Title of 12(b) Security		Common Units Representing Limited Partner Interests
Trading Symbol		SRLP
Security Exchange Name		NYSE
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Amendment Flag		false